Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Feb. 01, 2013